T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Government Bonds 0.4%
Republic of Argentina, 1.00%, 7/9/29 (USD)	214,117	98
Republic of Argentina, Inflation-Indexed, 1.00%, 8/5/21	1,698,952,910	11,731
Republic of Argentina, STEP, 0.125%, 7/9/41 (USD)	13,490,000	5,389
Total Argentina (Cost $19,374)		17,218

AUSTRALIA 5.3%
Government Bonds 5.3%
Commonwealth of Australia, 1.00%, 12/21/30	112,970,000	81,883
Commonwealth of Australia, 1.75%, 6/21/51	103,325,000	73,919
Commonwealth of Australia, 2.50%, 5/21/30	70,630,000	58,406
Total Australia (Cost $198,591)		214,208

BRAZIL 0.7%
Corporate Bonds 0.4%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1)(2)	17,770,000	16,375
		16,375
Government Bonds 0.3%
Brazil Notas do Tesouro Nacional, Inflation-Indexed, Series B,
6.00%, 8/15/50	55,450,688	12,636
		12,636
Total Brazil (Cost $30,227)		29,011

CANADA 0.5%
Government Bonds 0.5%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31	17,888,943	20,625
Total Canada (Cost $20,982)		20,625

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 4.9%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD) (1)(2)	11,410,000	12,101
		12,101
Government Bonds 4.6%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	94,305,000,000	137,881
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	32,015,000,000	47,907
		185,788
Total Chile (Cost $203,867)		197,889

CHINA 3.2%
Corporate Bonds 1.5%
China Development Bank, 4.24%, 8/24/27	294,600,000	44,875
Shanghai Electric Group Global Investment, 2.65%, 11/21/24
(USD)	13,800,000	14,319
		59,194
Government Bonds 1.7%
People's Republic of China, 2.68%, 5/21/30	495,500,000	69,978
		69,978
Total China (Cost $127,375)		129,172

CYPRUS 2.2%
Government Bonds 2.2%
Republic of Cyprus, 2.375%, 9/25/28	7,887,000	10,670
Republic of Cyprus, 2.75%, 2/26/34	7,275,000	10,421
Republic of Cyprus, 2.75%, 5/3/49	25,964,000	39,854
Republic of Cyprus, 3.875%, 5/6/22	12,144,000	15,129
Republic of Cyprus, 4.25%, 11/4/25	8,432,000	11,928
Total Cyprus (Cost $79,859)		88,002

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 5.25%, 10/6/25 (USD) (1)	4,590,000	4,602
Arab Republic of Egypt Treasury Bills, 12.30%, 12/1/20	33,000,000	2,065
Arab Republic of Egypt Treasury Bills, 12.751%, 12/22/20	250,000,000	15,511
Total Egypt (Cost $21,631)		22,178

FRANCE 0.6%
Corporate Bonds 0.6%
Altice France Holding, 4.00%, 2/15/28 (1)	3,780,000	4,027
RCI Banque, 2.25%, 3/29/21	16,000,000	18,865
Total France (Cost $23,116)		22,892

ICELAND 1.3%
Corporate Bonds 1.3%
Arion Banki, 1.00%, 3/20/23 (EUR)	17,910,000	21,152
Islandsbanki, VR, 1.125%, 1/19/24 (EUR) (3)	17,595,000	20,707
Landsbankinn, 1.625%, 3/15/21 (EUR)	7,941,000	9,379
Total Iceland (Cost $49,652)		51,238

INDIA 3.7%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25	1,200,000,000	16,813
		16,813
Government Bonds 3.3%
Republic of India, 6.45%, 10/7/29	3,907,000,000	54,120
Republic of India, 7.59%, 1/11/26	5,260,750,000	77,236
		131,356
Total India (Cost $148,174)		148,169

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDONESIA 3.0%
Government Bonds 3.0%
Republic of Indonesia, 8.25%, 5/15/29	1,656,500,000,000	121,599
Total Indonesia (Cost $125,524)		121,599
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.50%, 5/26/22 (USD)	5,075,000	5,113
Total Ireland (Cost $4,749)		5,113
ISRAEL 1.9%
Government Bonds 1.9%
State of Israel, 3.75%, 3/31/47	101,485,000	42,428
State of Israel, 5.50%, 1/31/42	66,110,000	33,609
Total Israel (Cost $60,630)		76,037
ITALY 1.2%
Corporate Bonds 0.2%
FCA Bank, 1.625%, 9/29/21 (GBP)	3,295,000	4,249
UniCredit, VR, 2.569%, 9/22/26 (USD) (1)(2)(3)	4,560,000	4,514
		8,763
Government Bonds 1.0%
Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49 (1)	24,015,000	41,617
		41,617
Total Italy (Cost $49,863)		50,380
JAPAN 0.7%
Corporate Bonds 0.7%
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
0.895%, 7/26/21 (USD) (2)	18,044,000	18,089

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Takeda Pharmaceutical, 1.00%, 7/9/29 (EUR)	9,751,000	11,650
Total Japan (Cost $28,991)		29,739

MALAYSIA 1.0%
Government Bonds 1.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	16,300,000	16,339
Government of Malaysia, 4.736%, 3/15/46	67,360,000	18,469
Government of Malaysia, 4.921%, 7/6/48	24,420,000	6,832
Total Malaysia (Cost $37,863)		41,640

MEXICO 2.5%
Corporate Bonds 0.2%
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	8,600,000	7,035
		7,035
Government Bonds 2.3%
Mexican Bonos, 7.75%, 11/13/42	1,391,740,000	68,208
Mexican Udibonos, Inflation-Indexed, 4.00%, 11/30/28	432,993,820	22,406
		90,614
Total Mexico (Cost $100,158)		97,649

NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR	597,196	133
		133
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/28	2,449,068	546
		546
Total Netherlands (Cost $1,190)		679

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PHILIPPINES 2.0%
Government Bonds 2.0%
Republic of Philippines, 3.90%, 11/26/22	1,425,000,000	30,093
Republic of Philippines, 4.95%, 1/15/21	197,000,000	4,080
Republic of Philippines, 6.25%, 1/14/36	1,679,000,000	45,292
Total Philippines (Cost $69,428)		79,465
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 9.25% (3)(4)	9,400,000	9,737
Total Portugal (Cost $10,079)		9,737
ROMANIA 4.5%
Government Bonds 4.5%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)(2)	4,485,000	5,198
Republic of Romania, 2.375%, 4/19/27 (EUR)	13,333,000	16,614
Republic of Romania, 4.25%, 6/28/23	300,130,000	74,338
Republic of Romania, 5.00%, 2/12/29	243,590,000	65,271
Republic of Romania, 5.80%, 7/26/27	64,950,000	17,936
Total Romania (Cost $170,171)		179,357
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, 5.875%, 2/8/28	5,669,670,000	66,238
Total Serbia (Cost $59,814)		66,238
SPAIN 1.2%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, VR, 8.875% (3)(4)	9,800,000	11,855
CaixaBank, VR, 5.25% (3)(4)	2,200,000	2,392
CaixaBank, VR, 6.75% (3)(4)	9,200,000	11,191

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Santander Consumer Finance, 0.875%, 1/24/22	10,000,000	11,868
Santander Consumer Finance, 1.50%, 11/12/20	11,000,000	12,923
Total Spain (Cost $48,460)		50,229

SWITZERLAND 0.5%
Corporate Bonds 0.5%
UBS, 1.75%, 4/21/22 (USD) (1)	6,240,000	6,363
UBS, 2.45%, 12/1/20 (USD) (1)	13,535,000	13,559
Total Switzerland (Cost $19,768)		19,922

THAILAND 2.4%
Government Bonds 2.4%
Kingdom of Thailand, 3.60%, 6/17/67	925,560,000	38,572
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	1,834,044,659	56,232
Total Thailand (Cost $86,219)		94,804

UNITED KINGDOM 8.0%
Corporate Bonds 1.1%
NatWest Markets, 2.375%, 5/21/23 (USD) (1)(2)	11,210,000	11,569
Standard Chartered, FRN, 3M USD LIBOR + 1.20%, 1.45%,
9/10/22 (USD) (1)(2)	15,320,000	15,339
Standard Chartered, VR, 4.644%, 4/1/31 (USD) (1)(3)	7,915,000	9,132
Standard Chartered, VR, 6.00% (USD) (1)(3)(4)	6,300,000	6,363
Standard Chartered, VR, 7.75% (USD) (1)(3)(4)	1,754,000	1,848
		44,251
Government Bonds 6.9%
United Kingdom Gilt, 4.75%, 12/7/30	148,335,000	278,609
		278,609
Total United Kingdom (Cost $321,183)		322,860

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 32.0%
Asset-Backed Securities 1.9%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/7/49 (1)	1,004,000	930
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25	6,340,000	6,636
Carmax Auto Owner Trust, Series 2019-3, Class C, 2.60%,
6/16/25	4,665,000	4,846
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%,
8/17/26	2,395,000	2,462
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28	2,975,000	3,095
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1)	2,409,538	2,534
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1)	4,952,575	5,118
Exeter Automobile Receivables Trust, Series 2020-3A, Class C,
1.32%, 7/15/25	1,305,000	1,308
Exeter Automobile Receivables Trust, Series 2020-3A, Class D,
1.73%, 7/15/26	1,235,000	1,238
GM Financial Automobile Leasing Trust, Series 2020-1, Class D,
2.28%, 6/20/24	2,315,000	2,307
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48(1)	11,060,128	11,435
Jack in the Box Funding, Series 2019-1A, Class A2I, 3.982%,
8/25/49(1)	21,264,313	21,798
Santander Consumer Auto Receivables Trust, Series 2020-AA,
Class C, 3.71%, 2/17/26 (1)	5,035,000	5,396
Santander Drive Auto Receivables Trust, Series 2017-3, Class E,
4.97%, 1/15/25	1,800,000	1,869
World Omni Auto Receivables Trust, Series 2018-D, Class C,
3.87%, 8/15/25	3,535,000	3,730
		74,702
Bank Loans 2.7% (5)
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.147%, 8/4/22	4,457,102	4,400
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
3.75%, 8/1/25	6,386,250	6,217

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 2.897%,
11/1/26	5,905,325	5,787
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 1.90%, 2/1/27	10,440,866	10,189
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 3.761%, 8/21/26	8,093,250	7,347
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 2.75%,
11/27/23(6)	1,205,000	1,209
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%,
1/2/24(6)	1,020,000	1,026
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 1.90%, 4/3/25	10,439,394	10,176
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 1.659%, 2/5/27	6,150,000	6,009
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 1.897%,
3/1/27	7,151,350	6,921
McAfee, FRN, 3M USD LIBOR + 8.50%, 9.50%, 9/29/25	9,165,000	9,211
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 2.15%,
5/29/25	9,768,590	9,720
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.895%,
10/19/26	4,148,687	4,042
PG&E, FRN, 1M USD LIBOR + 4.50%, 5.50%, 6/23/25	12,997,425	12,716
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.897%,
3/11/26	11,215,000	10,066
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.397%,
10/1/25	4,148,333	4,103
		109,139
Convertible Bonds 0.1%
DISH Network, 3.375%, 8/15/26	3,455,000	3,171
		3,171
Convertible Preferred Stocks 0.9%
Sempra Energy, Series B, 6.75%, 7/15/21 (2)	190,000	18,416
Southern, Series A, 6.75%, 8/1/22	352,254	16,180
		34,596
Corporate Bonds 7.5%
Ally Financial, 4.625%, 5/19/22	6,915,000	7,261
American Tower, 2.40%, 3/15/25	18,760,000	19,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Antero Resources, 5.125%, 12/1/22 (2)	6,033,000	4,947
Capital One Bank USA, VR, 2.014%, 1/27/23 (3)	7,895,000	8,032
Cigna, FRN, 3M USD LIBOR + 0.65%, 0.896%, 9/17/21	17,960,000	17,938
Concho Resources, 2.40%, 2/15/31 (2)	1,965,000	1,874
Consolidated Communications, 6.50%, 10/1/28 (1)	3,380,000	3,443
Darling Global Finance, 3.625%, 5/15/26 (EUR)	2,300,000	2,742
Diamond, 5.625%, 8/15/25 (EUR) (2)	5,100,000	5,829
Endeavor Energy Resources, 6.625%, 7/15/25 (1)	2,800,000	2,877
Energy Transfer Operating, 6.00%, 6/15/48	3,955,000	3,960
Energy Transfer Operating, 6.25%, 4/15/49	5,485,000	5,656
EnLink Midstream Partners, 5.45%, 6/1/47	2,745,000	1,729
FirstCash, 4.625%, 9/1/28 (1)(2)	6,200,000	6,309
Gartner, 3.75%, 10/1/30 (1)	4,540,000	4,591
General Motors Financial, 2.75%, 6/20/25	12,000,000	12,293
General Motors Financial, 3.20%, 7/6/21	4,275,000	4,337
General Motors Financial, 5.20%, 3/20/23	13,895,000	15,045
Hyundai Capital America, 5.75%, 4/6/23 (1)	9,765,000	10,803
Jaguar Holding II, 5.00%, 6/15/28 (1)	3,855,000	4,019
Netflix, 3.875%, 11/15/29 (EUR)	3,730,000	4,822
Netflix, 3.875%, 11/15/29 (EUR) (1)	4,520,000	5,843
Occidental Petroleum, 3.40%, 4/15/26	4,505,000	3,604
Occidental Petroleum, 8.00%, 7/15/25 (2)	3,850,000	3,850
Occidental Petroleum, 8.50%, 7/15/27 (2)	7,885,000	7,944
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	1,795,000	1,831
Pacific Gas & Electric, 3.30%, 8/1/40	2,250,000	2,062
Pacific Gas & Electric, 3.50%, 8/1/50 (2)	5,625,000	5,071
PG&E, 5.00%, 7/1/28	4,735,000	4,593
PNM Resources, 3.25%, 3/9/21	8,475,000	8,564
PRA Group, 7.375%, 9/1/25 (1)(2)	5,915,000	6,166
SBA Tower Trust, 2.836%, 1/15/25 (1)	7,420,000	7,804
Synchrony Financial, 4.375%, 3/19/24	10,500,000	11,376

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Synchrony Financial, 4.50%, 7/23/25	9,270,000	10,203
Tallgrass Energy Partners, 4.75%, 10/1/23 (1)	9,800,000	9,286
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)(2)	11,557,000	10,864
Teleflex, 4.25%, 6/1/28 (1)	3,935,000	4,083
Tenet Healthcare, 6.125%, 10/1/28 (1)	8,535,000	8,300
Tenet Healthcare, 8.125%, 4/1/22	5,031,000	5,593
Townsquare Media, 6.50%, 4/1/23 (1)(2)	7,695,000	7,051
Verizon Communications, 1.30%, 5/18/33 (EUR)	6,705,000	8,186
Wells Fargo, 2.50%, 3/4/21 (2)	21,210,000	21,396
		302,036
Municipal Securities 0.6%
Metropolitan Pier & Exposition Auth. , McCormick Place
Expansion Project, 5.00%, 6/15/53	1,500	1,598
Metropolitan Pier & Exposition Auth. , McCormick Place
Expansion Project, Series A, 5.00%, 6/15/57	1,160	1,260
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1)	2,785	2,907
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	565	573
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	2,175	2,208
Puerto Rico Sales Tax Financing Sales Tax Revenue, Series A-2-
Converted, 4.329%, 7/1/40	1,625	1,656
Tobacco Settlement Financing, Series A-1, 6.706%, 6/1/46	11,775	12,153
		22,355
Non-U. S. Government Mortgage-Backed Securities 3.1%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63	8,515,000	9,195
Barclays Commercial Mortgage Trust, Series 2020-C6, Class
AS, 2.84%, 2/15/53	7,995,000	8,689
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53	5,730,000	6,255
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.302%, 4/15/34 (1)	5,535,000	4,916
BX Commercial Mortgage Trust, Series 2020-BXLP, Class G,
ARM, 1M USD LIBOR + 2.50%, 2.652%, 12/15/36 (1)	8,712,026	8,592
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1)	4,517,000	3,904

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Deephaven Residential Mortgage Trust, Series 2018-3A, Class
A1, CMO, ARM, 3.789%, 8/25/58 (1)	5,019,389	5,035
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M USD LIBOR + 1.50%, 1.652%,
7/15/36 (1)	7,500,000	7,425
New Residential Mortgage Loan Trust, Series 2018-NQM1,
Class A1, CMO, ARM, 3.986%, 11/25/48 (1)	5,285,558	5,420
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, CMO,
ARM, 4.00%, 6/25/48 (1)	4,038,895	4,056
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2, CMO, ARM, 1M USD LIBOR + 2.30%, 2.448%,
9/25/30	6,836,752	6,725
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1)	3,561,906	3,704
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1)	3,184,468	3,321
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO,
ARM, 3.25%, 3/25/58 (1)	13,888,021	14,538
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1)	4,499,323	4,866
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO,
ARM, 3.626%, 3/25/58 (1)	8,936,451	8,994
Verus Securitization Trust, Series 2019-3, Class A1, CMO,
STEP, 2.784%, 7/25/59 (1)	17,331,803	17,673
		123,308
U. S. Treasury Obligations 15.2%
U. S. Treasury Notes, 1.125%, 7/31/21	87,467,000	88,191
U. S. Treasury Notes, 1.50%, 2/15/30	485,817,000	523,999
		612,190
Total United States (Cost $1,269,466)		1,281,497

SHORT-TERM INVESTMENTS 9.9%
MONEY MARKET FUNDS 9.9%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8)	396,689,231	396,689
Total Short-Term Investments (Cost $396,689)		396,689

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

		Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.13% (7)(8)		185,770	1,858
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			1,858
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.13% (7)(8)		3,401,545	34,015
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company			34,015
Total Securities Lending Collateral (Cost $35,873)			35,873

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 1.4%
Exchange-Traded Options Purchased 1.2%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 12/18/20 @ $3,150.00 (9)	1,415	475,864	14,603
S&P 500 Index, Put, 12/18/20 @ $3,350.00 (9)	565	190,009	9,506
S&P 500 Index, Put, 3/19/21 @ $3,100.00 (9)	1,189	399,861	18,435
S&P 500 Index, Put, 3/19/21 @ $3,300.00 (9)	295	99,209	6,450
Total Exchange-Traded Options Purchased (Cost $49,998)			48,994

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

OTC Options Purchased 0.2%

Counterparty	Description	Contracts	Notional Amount	$ Value

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Crossover-S33, 5 Year Index,
	06/20/25), Pay 5.00% Quarterly,
JPMorgan	Receive upon credit default, 10/21/20
Chase	@5.50%* (EUR) (9)	1	185,100	241

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Europe-S33, 5 Year Index, 06/20/25),
	Pay 1.00% Quarterly, Receive upon
JPMorgan	credit default, 10/21/20 @
Chase	0.70%*(EUR) (9)	1	441,000	574

	EUR Call / USD Put, 9/30/20 @
Citibank	$1.18 (USD)(9)	1	201,400	—

	EUR Call / USD Put, 2/16/21 @
Barclays Bank	$1.19 (USD) (9)	1	60,705	756

	EUR Call / USD Put, 2/16/21 @
BNP Paribas	$1.19 (USD)(9)	1	242,612	3,021

	USD Call / ZAR Put, 2/1/21 @
Citibank	19.25 (ZAR)(9)	1	60,720	716

	USD Put / INR Call, 11/2/20 @
HSBC Bank	72.00 (INR)(9)	1	20,300	18

	USD Put / JPY Call, 10/16/20 @
BNP Paribas	105.00 (JPY)(9)	1	117,230	312

	USD Put / JPY Call, 10/16/20 @
Citibank	105.00 (JPY)(9)	1	158,000	421
Total OTC Options Purchased (Cost $17,090)				6,059
Total Options Purchased (Cost $67,088)				55,053
Total Investments in Securities 98.3%
(Cost $3,886,054)				$3,955,162

Other Assets Less Liabilities 1.7%				66,797

Net Assets 100.0%				$4,021,959

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $436,346 and represents 10.8% of net assets.
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of September 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	Affiliated Companies
(8)	Seven-day yield
(9)	Non-income producing
*	Exercise Spread
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M HKD HIBOR	Three month HKD HIBOR (Hong Kong interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M GBP LIBOR	Six month GBP LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.7)%
Exchange-Traded Options Written (0.7)%
Description		Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 12/18/20 @ $3,600.00		565	190,009	(17,179)
S&P 500 Index, Put, 3/19/21 @ $3,550.00		295	99,209	(9,769)
Total Exchange-Traded Options Written (Premiums $(23,006))				$(26,948)

OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Call / ZAR Put, 2/1/21 @ 16.90
Citibank	(ZAR)	1	20,240	(895)
Total OTC Options Written (Premiums $(1,148))				(895)
Total Options Written (Premiums $(24,154))				$(27,843)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (2.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.2)%

Credit Default Swaps, Protection Bought (0.1)%

Bahrain 0.0%

Bank of America, Protection Bought (Relevant
Credit: Government of Bahrain, 7.00%, 1/26/26),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	6,340	392	314	78

Barclays Bank, Protection Bought (Relevant
Credit: Government of Bahrain, 7.00%, 1/26/26),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,686	786	654	132

JPMorgan Chase, Protection Bought (Relevant
Credit: Government of Bahrain, 7.00%, 1/26/26),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,524	775	629	146

Total Bahrain			1,597	356

France (0.0)%

BNP Paribas, Protection Bought (Relevant
Credit: Sanofi, 0.88%, 9/22/21), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	10,939	(510)	(502)	(8)

Total France			(502)	(8)

Luxembourg (0.3)%

Bank of America, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	3,550	(379)	(358)	(21)

Bank of America, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	6,700	(715)	(769)	54

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/22	5,165	(440)	(299)	(141)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	19,500	(2,082)	(1,913)	(169)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	12,900	(1,377)	(1,479)	102

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	11,714	(1,471)	(1,113)	(358)

BNP Paribas, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	7,850	(839)	(775)	(64)

Citibank, Protection Bought (Relevant Credit:
Glencore Finance Europe, 3.38%, 9/30/20), Pay
5.00% Quarterly, Receive upon credit default,
6/20/23	13,096	(1,645)	(1,265)	(380)

Goldman Sachs, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	10,000	(1,068)	(1,163)	95

JPMorgan Chase, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	3,000	(377)	(394)	17

Total Luxembourg			(9,528)	(865)

South Africa 0.2%

Goldman Sachs, Protection Bought (Relevant
Credit: Republic of South Africa, 5.88%,
9/16/25), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD)	39,680	3,524	3,246	278

JPMorgan Chase, Protection Bought (Relevant
Credit: Republic of South Africa, 5.88%,
9/16/25), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD)	39,690	3,527	3,321	206

Total South Africa			6,567	484

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

United States (0.0)%

Bank of America, Protection Bought (Relevant
Credit: Dell, 7.10%, 4/15/28), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	13,065	750	539	211

Bank of America, Protection Bought (Relevant
Credit: International Paper, 7.50%, 8/15/21), Pay
1.00% Quarterly, Receive upon credit default,
6/20/25	6,330	(191)	(202)	11

Bank of America, Protection Bought (Relevant
Credit: Packaging Corp. of America, 3.00%,
12/15/29), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25	2,160	(78)	(80)	2

Bank of America, Protection Bought (Relevant
Credit: Prudential Financial, 3.50%, 5/15/24),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25	4,500	(104)	(76)	(28)

Barclays Bank, Protection Bought (Relevant
Credit: Boeing, 8.75%, 8/15/21), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	14,596	1,259	1,050	209

Barclays Bank, Protection Bought (Relevant
Credit: Raytheon Technologies, 3.13%, 5/4/27),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25	4,000	(159)	(123)	(36)

Barclays Bank, Protection Bought (Relevant
Credit: Raytheon, 7.20%, 8/15/27), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	4,000	(167)	(123)	(44)

BNP Paribas, Protection Bought (Relevant
Credit: Boeing, 8.75%, 8/15/21), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	9,209	794	754	40

BNP Paribas, Protection Bought (Relevant
Credit: International Paper, 7.50%, 8/15/21), Pay
1.00% Quarterly, Receive upon credit default,
6/20/25	9,940	(298)	(321)	23

BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America, 3.00%,
12/15/29), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25	6,675	(241)	(267)	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BNP Paribas, Protection Bought (Relevant
Credit: Quest Diagnostics, 4.20%, 6/30/29), Pay
1.00% Quarterly, Receive upon credit default,
6/20/25	19,650	(711)	(743)	32

Goldman Sachs, Protection Bought (Relevant
Credit: Barrick Gold, 5.80%, 11/15/34), Pay
1.00% Quarterly, Receive upon credit default,
12/20/25	6,800	(245)	(242)	(3)

Goldman Sachs, Protection Bought (Relevant
Credit: Packaging Corp. of America, 3.00%,
12/15/29), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25	4,725	(170)	(180)	10

Goldman Sachs, Protection Bought (Relevant
Credit: Raytheon Technologies, 3.13%, 5/4/27),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25	5,975	(237)	(183)	(54)

Goldman Sachs, Protection Bought (Relevant
Credit: Raytheon, 7.20%, 8/15/27), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	5,975	(249)	(183)	(66)

Morgan Stanley, Protection Bought (Relevant
Credit: Prudential Financial, 3.50%, 5/15/24),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25	15,300	(357)	(247)	(110)

Total United States			(627)	223

Total Bilateral Credit Default Swaps, Protection Bought			(2,493)	190

Credit Default Swaps, Protection Sold 0.1%

Luxembourg 0.1%

JPMorgan Chase, Protection Sold (Relevant
Credit: ArcelorMittal, 1.00%, 5/19/23, 98.28
EUR*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25	16,950	2,765	2,998	(233)

Total Luxembourg			2,998	(233)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

United Kingdom (0.0)%

Citibank, Protection Sold (Relevant Credit: Rolls-
Royce, 2.13%, 6/18/21, 98.73 EUR*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/21 (EUR)	15,790	(331)	(307)	(24)

Credit Suisse, Protection Sold (Relevant Credit:
Rolls-Royce, 2.13%, 6/18/21, 98.73 EUR*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/21 (EUR)	2,925	(61)	(46)	(15)

Total United Kingdom			(353)	(39)

United States 0.0%

Barclays Bank, Protection Sold (Relevant Credit:
AT&T, 3.80%, 2/15/27, $112.22*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/21	12,150	60	21	39

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.91*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	19,600	24	25	(1)

Barclays Bank, Protection Sold (Relevant Credit:
Verizon Communications, 4.13%, 3/16/27,
$117.77 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/22	22,400	263	115	148

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.91 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	26,085	33	34	(1)

Total United States			195	185

Total Bilateral Credit Default Swaps, Protection Sold			2,840	(87)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Total Return Swaps 0.0%

United States 0.0%

Credit Suisse, Pay Underlying Reference: iBoxx
USD Liquid Investment Grade Index at Maturity,
Receive Variable 0.227% (3M USD LIBOR)
Quarterly, 12/20/20	82,650	929	—	929

Total Bilateral Total Return Swaps			—	929

Zero-Coupon Inflation Swaps (0.2)%

United States (0.2)%

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 1.52% at Maturity, Receive
Variable (Change in CPI) at Maturity, 10/7/24	88,500	155	—	155

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 1.68% at Maturity, Receive
Variable (Change in CPI) at Maturity, 10/25/24	17,600	(104)	—	(104)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 1.91% at Maturity, Receive
Variable (Change in CPI) at Maturity, 5/23/24	41,900	(709)	—	(709)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 2.32% at Maturity, Receive
Variable (Change in CPI) at Maturity, 6/13/23	127,250	(5,112)	—	(5,112)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 2.31% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/6/23	7,000	(296)	—	(296)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 2.32% at Maturity, Receive
Variable (Change in CPI) at Maturity, 6/11/23	127,250	(5,056)	—	(5,056)

Total Bilateral Zero-Coupon Inflation Swaps			—	(11,122)

Total Bilateral Swaps			347	(10,090)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.8)%
Credit Default Swaps, Protection Bought 0.0%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit iTraxx
Europe-S34, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/25	171,500	(4,342)	(4,603)	261
Total Foreign/Europe				261

United States 0.1%
Protection Bought (Relevant Credit: Markit
CDX. EM-S33, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	242,279	9,452	27,527	(18,075)
Protection Bought (Relevant Credit: Markit
CDX. NA. IG-S35, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/25	202,000	(4,327)	(4,965)	638
Total United States				(17,437)

Total Centrally Cleared Credit Default Swaps, Protection Bought				(17,176)

Interest Rate Swaps (1.8)%
Canada 0.0%
5 Year Interest Rate Swap, Receive Fixed
1.610% Semi-Annually, Pay Variable 0.561% (3M
CAD CDOR) Semi-Annually, 10/3/24	25,700	781	—	781
5 Year Interest Rate Swap, Receive Fixed
1.705% Semi-Annually, Pay Variable 0.505% (3M
CAD CDOR) Semi-Annually, 6/21/24	45,553	1,433	—	1,433
5 Year Interest Rate Swap, Receive Fixed
1.751% Semi-Annually, Pay Variable 0.525% (3M
CAD CDOR) Semi-Annually, 2/12/25	13,200	465	1	464
5 Year Interest Rate Swap, Receive Fixed
1.828% Semi-Annually, Pay Variable 0.506% (3M
CAD CDOR) Semi-Annually, 5/28/24	112,232	3,972	—	3,972

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Receive Fixed
1.842% Semi-Annually, Pay Variable 0.506% (3M
CAD CDOR) Semi-Annually, 5/28/24	14,636	524	—	524

30 Year Interest Rate Swap, Pay Fixed 1.811%
Semi-Annually, Receive Variable 0.561% (3M
CAD CDOR) Semi-Annually, 10/3/49	2,600	(176)	—	(176)

30 Year Interest Rate Swap, Pay Fixed 2.008%
Semi-Annually, Receive Variable 0.548% (3M
CAD CDOR) Semi-Annually, 10/23/49	2,000	(211)	1	(212)

30 Year Interest Rate Swap, Pay Fixed 2.533%
Semi-Annually, Receive Variable 0.554% (3M
CAD CDOR) Semi-Annually, 4/16/49	1,600	(327)	—	(327)

30 Year Interest Rate Swap, Pay Fixed 2.625%
Semi-Annually, Receive Variable 0.561% (3M
CAD CDOR) Semi-Annually, 7/5/48	20,750	(4,432)	1	(4,433)

30 Year Interest Rate Swap, Pay Fixed 2.942%
Semi-Annually, Receive Variable 0.505% (3M
CAD CDOR) Semi-Annually, 9/25/48	850	(230)	—	(230)

30 Year Interest Rate Swap, Pay Fixed 3.030%
Semi-Annually, Receive Variable 0.530% (3M
CAD CDOR) Semi-Annually, 11/9/48	2,200	(646)	—	(646)

Total Canada				1,150

Czech Republic (0.1)%

5 Year Interest Rate Swap, Pay Fixed 1.720%
Annually, Receive Variable 0.900% (6M CZK
PRIBOR) Semi-Annually, 10/25/24	349,400	(922)	—	(922)

5 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 1.040% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(143)	1	(144)

5 Year Interest Rate Swap, Pay Fixed 1.790%
Annually, Receive Variable 1.040% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(144)	1	(145)

5 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.040% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(146)	—	(146)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.010% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	143,810	(316)	1	(317)

5 Year Interest Rate Swap, Pay Fixed 1.830%
Annually, Receive Variable 1.040% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(150)	—	(150)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 1.040% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(150)	—	(150)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	1,260,221	(3,144)	—	(3,144)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	117,853	(296)	1	(297)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	353,560	(890)	—	(890)

Total Czech Republic				(6,305)

Hong Kong 0.0%

5 Year Interest Rate Swap, Receive Fixed
0.803% Quarterly, Pay Variable 0.786% (3M HKD
HIBOR) Quarterly, 7/3/25	90,000	128	1	127

5 Year Interest Rate Swap, Receive Fixed
0.805% Quarterly, Pay Variable 0.708% (3M HKD
HIBOR) Quarterly, 7/7/25	180,000	263	—	263

5 Year Interest Rate Swap, Receive Fixed
0.860% Quarterly, Pay Variable 0.453% (3M HKD
HIBOR) Quarterly, 5/4/25	216,249	395	—	395

5 Year Interest Rate Swap, Receive Fixed
0.875% Quarterly, Pay Variable 0.460% (3M HKD
HIBOR) Quarterly, 5/6/25	439,051	843	1	842

Total Hong Kong				1,627

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

Mexico (0.3)%

5 Year Interest Rate Swap, Pay Fixed 5.100%
28 Days, Receive Variable 4.734% (MXIBTIIE)
28 Days, 8/19/25	608,800	(39)	1	(40)

5 Year Interest Rate Swap, Pay Fixed 6.300%
28 Days, Receive Variable 4.742% (MXIBTIIE)
28 Days, 2/26/25	1,273,000	(3,138)	—	(3,138)

5 Year Interest Rate Swap, Pay Fixed 6.415%
28 Days, Receive Variable 4.561% (MXIBTIIE)
28 Days, 2/10/25	1,584,538	(4,198)	—	(4,198)

5 Year Interest Rate Swap, Pay Fixed 6.629%
28 Days, Receive Variable 4.742% (MXIBTIIE)
28 Days, 1/3/25	966,575	(2,931)	—	(2,931)

5 Year Interest Rate Swap, Pay Fixed 6.630%
28 Days, Receive Variable 4.737% (MXIBTIIE)
28 Days, 1/6/25	623,085	(1,887)	1	(1,888)

Total Mexico				(12,195)

Poland (1.0)%

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	52,030	(1,308)	2	(1,310)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/29	26,015	(655)	—	(655)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	26,015	(655)	1	(656)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	26,015	(667)	1	(668)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/25/29	53,000	(1,350)	1	(1,351)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/7/29	25,625	(683)	—	(683)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 2.330%
Annually, Receive Variable 0.260% (6M PLN
WIBOR) Semi-Annually, 3/25/29	48,910	(1,751)	—	(1,751)

10 Year Interest Rate Swap, Pay Fixed 2.465%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 5/2/29	19,600	(738)	—	(738)

10 Year Interest Rate Swap, Pay Fixed 2.873%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 9/6/28	5,800	(249)	—	(249)

10 Year Interest Rate Swap, Pay Fixed 2.883%
Annually, Receive Variable 0.260% (6M PLN
WIBOR) Semi-Annually, 3/19/28	38,258	(1,717)	—	(1,717)

10 Year Interest Rate Swap, Pay Fixed 2.930%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/28	20,430	(1,025)	—	(1,025)

10 Year Interest Rate Swap, Pay Fixed 2.955%
Annually, Receive Variable 0.290% (6M PLN
WIBOR) Semi-Annually, 6/8/28	17,812	(805)	1	(806)

10 Year Interest Rate Swap, Pay Fixed 2.963%
Annually, Receive Variable 0.170% (6M PLN
WIBOR) Semi-Annually, 8/6/28	9,750	(439)	—	(439)

10 Year Interest Rate Swap, Pay Fixed 2.983%
Annually, Receive Variable 0.260% (6M PLN
WIBOR) Semi-Annually, 9/17/28	29,420	(1,323)	1	(1,324)

10 Year Interest Rate Swap, Pay Fixed 2.995%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 3/7/28	18,561	(876)	1	(877)

10 Year Interest Rate Swap, Pay Fixed 3.000%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/13/28	40,000	(2,068)	—	(2,068)

10 Year Interest Rate Swap, Pay Fixed 3.025%
Annually, Receive Variable 0.290% (6M PLN
WIBOR) Semi-Annually, 6/11/28	28,188	(1,315)	—	(1,315)

10 Year Interest Rate Swap, Pay Fixed 3.049%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 3/8/28	141,439	(6,837)	—	(6,837)

10 Year Interest Rate Swap, Pay Fixed 3.050%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/28/28	34,000	(1,645)	1	(1,646)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 3.118%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/23/28	15,000	(748)	—	(748)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/13/28	119,483	(6,043)	—	(6,043)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/14/28	90,466	(4,590)	1	(4,591)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/12/28	75,051	(3,814)	—	(3,814)

Total Poland				(41,311)

United Kingdom (0.4)%

30 Year Interest Rate Swap, Pay Fixed 0.730%
Semi-Annually, Receive Variable 0.714% (6M
GBP LIBOR) Semi-Annually, 10/3/49	1,050	(58)	1	(59)

30 Year Interest Rate Swap, Pay Fixed 0.827%
Semi-Annually, Receive Variable 0.176% (6M
GBP LIBOR) Semi-Annually, 1/27/50	8,250	(774)	—	(774)

30 Year Interest Rate Swap, Pay Fixed 0.967%
Semi-Annually, Receive Variable 0.184% (6M
GBP LIBOR) Semi-Annually, 1/22/50	16,200	(2,360)	1	(2,361)

30 Year Interest Rate Swap, Pay Fixed 0.987%
Semi-Annually, Receive Variable 0.208% (6M
GBP LIBOR) Semi-Annually, 1/17/50	25,200	(3,855)	—	(3,855)

30 Year Interest Rate Swap, Pay Fixed 1.007%
Semi-Annually, Receive Variable 0.720% (6M
GBP LIBOR) Semi-Annually, 10/23/49	800	(127)	—	(127)

30 Year Interest Rate Swap, Pay Fixed 1.070%
Semi-Annually, Receive Variable 0.486% (6M
GBP LIBOR) Semi-Annually, 11/21/49	1,400	(256)	1	(257)

30 Year Interest Rate Swap, Pay Fixed 1.505%
Semi-Annually, Receive Variable 0.582% (6M
GBP LIBOR) Semi-Annually, 5/7/49	16,750	(5,667)	—	(5,667)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
50 Year Interest Rate Swap, Pay Fixed 0.986%
Semi-Annually, Receive Variable 0.720% (6M
GBP LIBOR) Semi-Annually, 10/23/69	610	(175)	—	(175)
50 Year Interest Rate Swap, Pay Fixed 1.449%
Semi-Annually, Receive Variable 0.124% (6M
GBP LIBOR) Semi-Annually, 3/8/69	5,000	(2,782)	—	(2,782)
Total United Kingdom				(16,057)

Total Centrally Cleared Interest Rate Swaps				(73,091)

Total Centrally Cleared Swaps				(90,267)
Net payments (receipts) of variation margin to date				89,602

Variation margin receivable (payable) on centrally cleared
swaps				$(665)

*	Market price at September 30, 2020
**		Includes interest purchased or sold but not yet collected of $(35) .

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America	10/8/20	USD	33,395 KRW	39,954,154	$ (795)
Bank of America	10/8/20	USD	61,716 TWD	1,807,812	(778)
Bank of America	10/9/20	USD	45,230 INR	3,451,947	(1,557)
Bank of America	10/15/20	USD	42,129 CAD	57,111	(763)
Bank of America	10/15/20	USD	7,218 RON	29,614	101
Bank of America	10/15/20	USD	67,884 RON	292,966	(2,516)
Bank of America	10/15/20	USD	12,768 TRY	93,824	665
Bank of America	10/15/20	USD	16,717 ZAR	282,993	(148)
Bank of America	10/15/20	ZAR	364,737 USD	21,571	165
Bank of America	10/15/20	ZAR	545,613USD	32,817	(301)
Bank of America	12/11/20	USD	43,473 PHP	2,115,628	(69)
Bank of America	12/18/20	CZK	94,973 USD	4,101	18
Bank of America	12/18/20	EUR	5,224 USD	6,218	(82)
Bank of America	12/18/20	RUB	3,443,228 USD	45,315	(1,354)
Bank of America	12/18/20	USD	1,064 EUR	909	(3)
Barclays Bank	10/8/20	KRW	16,497,967 USD	13,955	162
Barclays Bank	10/9/20	INR	3,670,595 USD	49,859	(108)
Barclays Bank	10/15/20	TRY	23,735 USD	3,148	(86)
Barclays Bank	10/15/20	USD	18,991 GBP	14,649	87
Barclays Bank	10/15/20	USD	62,547 GBP	50,383	(2,470)
Barclays Bank	10/15/20	USD	28,337 TRY	202,423	2,227
Barclays Bank	10/15/20	USD	140,351 ZAR	2,361,772	(399)
Barclays Bank	12/11/20	USD	18,685 CLP	14,506,423	194
Barclays Bank	12/18/20	USD	30,373 CNH	209,285	(308)
Barclays Bank	1/22/21	USD	49,286 INR	3,670,595	8
BNP Paribas	10/8/20	KRW	94,765,979 USD	81,071	22
BNP Paribas	10/9/20	INR	1,818,664 USD	24,630	20
BNP Paribas	10/15/20	TRY	120,444 USD	15,853	(317)
BNP Paribas	10/15/20	USD	77,022 GBP	60,725	(1,341)
BNP Paribas	10/15/20	USD	2,290 MXN	50,729	—
BNP Paribas	10/15/20	USD	2,452 PLN	9,125	91
BNP Paribas	10/15/20	ZAR	695,813 USD	41,095	372
BNP Paribas	10/15/20	ZAR	341,898 USD	20,453	(77)
BNP Paribas	11/20/20	SEK	710,305 USD	80,621	(1,267)
BNP Paribas	12/2/20	USD	16,455 BRL	92,426	26
BNP Paribas	12/11/20	USD	63,714 CLP	49,407,225	733
BNP Paribas	12/18/20	CZK	2,363,843 USD	105,493	(2,973)
BNP Paribas	12/18/20	RUB	3,410,027 USD	43,122	415
BNP Paribas	12/18/20	RUB	3,839,245 USD	50,292	(1,275)
BNP Paribas	12/18/20	USD	27,203 CNH	187,420	(273)
BNP Paribas	12/18/20	USD	862 EUR	731	3
BNP Paribas	1/22/21	USD	24,351 INR	1,818,664	(64)
BNP Paribas	1/22/21	USD	81,080 KRW	94,765,979	(214)
Canadian Imperial Bank of
Commerce	10/15/20	CAD	86,311 USD	63,586	1,237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement		Receive	Deliver		Gain/(Loss)
Canadian Imperial Bank of
Commerce	10/15/20	USD	23,079	CAD	30,415	$ 236
Canadian Imperial Bank of
Commerce	12/18/20	USD	351	EUR	301	(2)
Citibank	10/8/20	USD	40,177	TWD	1,172,343	(350)
Citibank	10/9/20	IDR	887,125,914	USD	59,300	296
Citibank	10/9/20	USD	60,293	INR	4,602,596	(2,090)
Citibank	10/15/20	ILS	270,550	USD	78,488	499
Citibank	10/15/20	USD	21,032	CAD	27,823	136
Citibank	10/15/20	USD	78,523	ILS	270,550	(464)
Citibank	12/2/20	EGP	166,876	USD	10,277	141
Citibank	12/18/20	RSD	1,275,921	USD	12,856	(140)
Citibank	12/18/20	USD	24,866	CNH	171,233	(237)
Citibank	1/21/21	USD	78,607	ILS	270,550	(528)
Citibank	1/22/21	USD	58,339	IDR	887,125,914	(498)
Credit Suisse	10/9/20	USD	45,227	INR	3,451,947	(1,560)
Credit Suisse	10/15/20	JPY	30,082,061	USD	283,448	1,832
Credit Suisse	10/15/20	USD	81,813	CHF	74,253	1,161
Credit Suisse	12/11/20	CLP	4,595,347	USD	5,847	11
Deutsche Bank	10/9/20	USD	9,904	IDR	146,575,491	57
Goldman Sachs	10/8/20	TWD	1,059,364	USD	36,498	122
Goldman Sachs	10/8/20	USD	67,924	KRW	81,504,537	(1,822)
Goldman Sachs	10/9/20	IDR	355,935,308	USD	23,888	23
Goldman Sachs	10/9/20	INR	1,793,994	USD	24,274	41
Goldman Sachs	10/9/20	USD	52,121	IDR	773,987,830	125
Goldman Sachs	10/16/20	USD	34,005	MXN	719,760	1,516
Goldman Sachs	10/23/20	NOK	182,993	USD	20,300	(681)
Goldman Sachs	12/2/20	BRL	174,373	USD	32,830	(1,836)
Goldman Sachs	12/2/20	USD	65,797	BRL	369,703	85
Goldman Sachs	12/14/20	USD	61,510	THB	1,909,211	1,264
Goldman Sachs	12/18/20	RUB	502,050	USD	6,441	(31)
Goldman Sachs	1/22/21	USD	23,539	IDR	355,935,308	(68)
Goldman Sachs	1/22/21	USD	23,997	INR	1,793,994	(88)
Goldman Sachs	1/22/21	USD	37,033	TWD	1,059,364	(164)
HSBC Bank	10/8/20	KRW	30,639,081	USD	25,911	308
HSBC Bank	10/8/20	TWD	2,302,965	USD	79,213	397
HSBC Bank	10/8/20	USD	55,460	KRW	66,572,412	(1,508)
HSBC Bank	10/8/20	USD	40,175	TWD	1,165,182	(104)
HSBC Bank	10/9/20	INR	257,345	USD	3,419	69
HSBC Bank	10/9/20	USD	37,904	IDR	558,989,115	351
HSBC Bank	10/9/20	USD	20,094	IDR	300,109,070	(67)
HSBC Bank	10/15/20	AUD	22,769	USD	16,331	(22)
HSBC Bank	10/15/20	MXN	98,160	USD	4,391	40
HSBC Bank	10/15/20	USD	121,339	AUD	173,424	(2,881)
HSBC Bank	10/15/20	USD	3,464	CHF	3,146	47
HSBC Bank	10/16/20	MXN	899,705	USD	42,240	(1,628)
HSBC Bank	12/2/20	BRL	109,608	USD	20,731	(1,249)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
HSBC Bank	12/14/20	USD	35,755 THB	1,121,283	$ 373
HSBC Bank	12/18/20	USD	40,645 CNH	279,731	(364)
HSBC Bank	1/22/21	USD	80,523 TWD	2,302,965	(340)
JPMorgan Chase	10/15/20	AUD	22,665 USD	16,222	13
JPMorgan Chase	10/15/20	AUD	1,187 USD	856	(5)
JPMorgan Chase	10/15/20	GBP	58,533 USD	75,300	234
JPMorgan Chase	11/20/20	USD	40,544 SEK	355,357	844
JPMorgan Chase	12/18/20	EUR	2,515 USD	2,980	(25)
JPMorgan Chase	12/18/20	RUB	376,354 USD	4,718	87
JPMorgan Chase	12/18/20	RUB	254,979 USD	3,328	(73)
Morgan Stanley	10/8/20	KRW	96,947,293 USD	82,614	346
Morgan Stanley	10/8/20	TWD	783,008 USD	26,118	950
Morgan Stanley	10/8/20	USD	42,487 KRW	50,819,217	(1,000)
Morgan Stanley	10/9/20	IDR	263,777,915 USD	17,644	76
Morgan Stanley	10/9/20	USD	4,623 IDR	68,407,629	28
Morgan Stanley	10/15/20	USD	167,179 GBP	127,988	2,017
Morgan Stanley	10/15/20	USD	120,077 GBP	93,487	(563)
Morgan Stanley	10/15/20	USD	37,061 MXN	842,548	(975)
Morgan Stanley	10/16/20	USD	8,002 MXN	179,945	(120)
Morgan Stanley	12/2/20	BRL	104,099 USD	18,976	(473)
Morgan Stanley	12/11/20	USD	23,779 CLP	18,396,912	328
Morgan Stanley	12/11/20	USD	35,451 PHP	1,730,969	(174)
Morgan Stanley	12/18/20	EUR	1,593 USD	1,889	(18)
Morgan Stanley	12/18/20	USD	1,060 EUR	904	(2)
Morgan Stanley	1/22/21	USD	17,388 IDR	263,777,915	(106)
Morgan Stanley	1/22/21	USD	82,614 KRW	96,947,293	(552)
Morgan Stanley	1/22/21	USD	27,435 TWD	783,008	(58)
RBC Dominion Securities	12/18/20	EUR	20,186 USD	23,932	(221)
Societe Generale	10/15/20	CHF	74,475 USD	78,789	2,105
Standard Chartered	10/9/20	USD	2,756 IDR	41,442,930	(28)
Standard Chartered	10/15/20	AUD	2,132 USD	1,540	(13)
Standard Chartered	12/11/20	USD	26,759 MYR	111,278	27
State Street	10/15/20	USD	121,411 AUD	173,424	(2,808)
UBS Investment Bank	10/15/20	CHF	39,552 USD	42,273	687
UBS Investment Bank	10/15/20	PLN	153,560 USD	41,132	(1,404)
UBS Investment Bank	10/15/20	USD	3,934 MXN	86,753	18
UBS Investment Bank	10/15/20	ZAR	696,704 USD	41,620	(100)
UBS Investment Bank	12/11/20	CLP	2,759,246 USD	3,606	(88)
UBS Investment Bank	12/11/20	USD	11,641 CLP	9,145,618	(18)
UBS Investment Bank	12/18/20	USD	393 EUR	331	5
UBS Investment Bank	12/18/20	USD	95,389 RUB	7,278,312	2,464
Net unrealized gain (loss) on open forward
currency exchange contracts					$ (21,179)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

FUTURES CONTRACTS
($($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 179 Euro BUXL thirty year bond contracts	12/20	46,734$	562
Long, 787 Government of Australia ten year bond
contract	12/20	84,211	740
Long, 526 Long Gilt contracts	12/20	92,382	(109)
Long, 1,523 Republic of South Korea three year bond
contracts	12/20	145,958	402
Long, 736 U. S. Treasury notes ten year contracts	12/20	102,695	56
Short, 132 Ultra U.S. Treasury bonds contracts	12/20	(29,279)	5
Long, 404 Ultra U.S. Treasury notes ten year
contracts	12/20	64,608	132
Net payments (receipts) of variation margin to date			(2,491)

Variation margin receivable (payable) on open futures contracts			$(703)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$886
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$886+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$121,532		¤	¤	$396,689
T. Rowe Price Short-Term
Fund	23,053		¤	¤	35,873
Total					$432,562^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $886 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $432,562.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$3,432,818	$ —	$ 3,432,818
Common Stocks	—	133	—	133
Convertible Preferred Stocks	—	34,596	—	34,596
Short-Term Investments	396,689	—	—	396,689
Securities Lending Collateral	35,873	—	—	35,873
Options Purchased	—	55,053	—	55,053
Total Securities	432,562	3,522,600	—	3,955,162
Swaps	—	16,036	—	16,036
Forward Currency Exchange Contracts	—	25,905	—	25,905
Total	$432,562	$3,564,541	$ —	$ 3,997,103

Liabilities
Options Written	$—	$27,843	$ —	$ 27,843
Swaps	—	26,444	—	26,444
Forward Currency Exchange Contracts	—	47,084	—	47,084
Futures Contracts	703	—	—	703
Total	$703	$101,371	$ —	$ 102,074

[1] Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U. S. Government Mortgage-Backed Securities, U. S. Treasury Obligations.